Right-of-use Assets and Lease Liabilities - Schedule of Lease Obligations (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Presentation of leases for lessee [abstract]
Balance as of January 1,	SFr (633)	SFr (770)
New lease	(118)
FX revaluation	35	48
Indexation for the period	(47)	(70)
Interest expense for the period	(42)	(45)
Lease payments for the period	200	204
Balance as of December 31,	SFr (605)	SFr (633)